Income Taxes - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Deferred Income Tax Expense (Recovery)	$ 90	$ (294)
Deferred Income Tax Liability (Asset)	8,080	7,817	$ 7,916
Property, plant and equipment
Income Taxes
Deferred Income Tax Expense (Recovery)	(166)	(53)
Deferred Income Tax Liability (Asset)	10,947	11,043
Decommissioning and restoration
Income Taxes
Deferred Income Tax Expense (Recovery)	20	(23)
Deferred Income Tax Liability (Asset)	(2,817)	(2,766)
Employee retirement benefit plans
Income Taxes
Deferred Income Tax Expense (Recovery)	(35)	(72)
Deferred Income Tax Liability (Asset)	(12)	(163)
Tax loss carryforwards
Income Taxes
Deferred Income Tax Expense (Recovery)	105	(104)
Deferred Income Tax Liability (Asset)	(8)	(114)
Other
Income Taxes
Deferred Income Tax Expense (Recovery)	166	(42)
Deferred Income Tax Liability (Asset)	$ (30)	$ (183)